PUTNAM DIVERSIFIED EQUITY TRUST

                 Prospectus Supplement dated April 7, 1997
                     to Prospectus dated June 30, 1996

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Omid Kamshad         1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1996.  Prior
                                  to January, 1996, Mr. Kamshad
                                  was Director of Investments
                                  at Lombard Odier International
                                  and prior to April, 1995, he
                                  was Director at Baring Asset
                                  Management Company.

David L. King        1994         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1983.

Charles H. Swanberg  1994         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1984.



                                                      33185 4/97